Stock options (Details)	12 Months Ended
Dec. 31, 2021 CAD ($) EquityInstruments item $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price ($) | $ / shares	$ 2.23
Weighted average remaining exercisable life (years)	6 years 7 months 28 days
Number of options outstanding"	50,000
Number of options vested (exercisable)	30,000
Grant date (exercisable) fair value | $	$ 100,200
Number of tranches | item	5
Percentage of vesting on each anniversary of the grant date	20.00%